UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series
              LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                 Beneficial
                                   Interest
                                      (000)   Mutual Funds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 170,008   Master International Index Series of Quantitative Master Series LLC     $ 349,423,367
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $255,963,081) - 100.0%                          349,423,367

                                              Liabilities in Excess of Other Assets - (0.0%)                               (143,945)
                                                                                                                      -------------
                                              Net Assets - 100.0%                                                     $ 349,279,422
                                                                                                                      =============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 6.2%   Air Freight & Logistics - 0.0%             40,677      Toll Holdings Ltd.                         $      372,491
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            78,155      Qantas Airways Ltd.                               280,704
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                           42,440      Coca-Cola Amatil Ltd.                             329,681
                                                             155,871      Foster's Group Ltd.                               729,348
                                                              15,978      Lion Nathan Ltd.                                  127,770
                                                                                                                     --------------
                                                                                                                          1,186,799
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.2%                       41,993      CSL Ltd.                                        1,416,512
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                     23,007      Macquarie Group Ltd.                            1,110,600
                                                               1,777      Perpetual Trustees Australia Ltd.                  87,453
                                                                                                                     --------------
                                                                                                                          1,198,053
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                            4,022      Incitec Pivot Ltd.                                518,827
                                                              23,213      Orica Ltd.                                        617,975
                                                                                                                     --------------
                                                                                                                          1,136,802
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.4%                   149,784      Australia & New Zealand Banking
                                                                          Group Ltd.                                      3,086,820
                                                              20,287      Bendigo and Adelaide Bank Ltd.                    220,630
                                                             106,185      Commonwealth Bank of Australia Ltd.             4,057,352
                                                             126,662      National Australia Bank Ltd.                    3,490,061
                                                              21,103      St. George Bank Ltd.                              495,845
                                                             150,977      Westpac Banking Corp.                           3,276,980
                                                                                                                     --------------
                                                                                                                         14,627,688
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%     111,603      Brambles Ltd.                                   1,017,901
                                                               7,097      Downer EDI Ltd.                                    40,602
                                                                                                                     --------------
                                                                                                                          1,058,503
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          80,144      Boart Longyear Group                              134,036
                                                              11,019      Leighton Holdings Ltd.                            431,008
                                                                                                                     --------------
                                                                                                                            565,044
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.1%              36,024      Boral Ltd.                                        206,094
                                                              31,616      James Hardie Industries NV                        180,587
                                                                                                                     --------------
                                                                                                                            386,681
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.1%              58,963      Amcor Ltd.                                        385,288
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                        47,301      Pacific Brands Ltd.                                87,321
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services - 0.0%       39,082      ABC Learning Centres Ltd.                          50,004
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.1%      13,606      Australian Stock Exchange Ltd.                    465,052
                                                              18,011      Babcock & Brown Ltd.                              242,295
                                                              37,588      Challenger Financial Services Group Ltd.           62,520
                                                                                                                     --------------
                                                                                                                            769,867
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             235,875      Telstra Corp. Ltd.                                948,493
                   Services - 0.1%                           118,151      Telstra Corp. Ltd. Installment Receipts           303,419
                                                                                                                     --------------
                                                                                                                     --------------
                                                                                                                          1,251,912
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%         11,606      WorleyParsons Ltd.                                355,008
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.5%            54,918      Wesfarmers Ltd.                                 2,010,157
                                                              97,708      Woolworths Ltd.                                 2,589,569
                                                                                                                     --------------
                                                                                                                          4,599,726
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       57,171      Futuris Corp. Ltd.                                 99,011
                                                              77,271      Goodman Fielder Ltd.                              127,112
                                                                                                                     --------------
                                                                                                                            226,123
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     6,373      Ansell Ltd.                                $       67,737
                   Supplies - 0.0%                             3,403      Cochlear Ltd.                                     170,117
                                                                                                                     --------------
                                                                                                                            237,854
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                    28,196      Sonic Healthcare Ltd.                             354,315
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%       22,855      Aristocrat Leisure Ltd.                           200,517
                                                              33,445      Crown Ltd.                                        320,937
                                                              41,261      Tabcorp Holdings Ltd.                             533,575
                                                              98,432      Tatts Group Ltd.                                  313,051
                                                                                                                     --------------
                                                                                                                          1,368,080
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                         32,348      Computershare Ltd.                                258,675
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            92,805      CSR Ltd.                                          271,407
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                          147,356      AMP Ltd.                                        1,057,150
                                                              56,146      AXA Asia Pacific Holdings Ltd.                    282,215
                                                             139,797      Insurance Australia Group Ltd.                    467,604
                                                              73,537      QBE Insurance Group Ltd.                        1,492,636
                                                              72,864      Suncorp-Metway Ltd.                               857,020
                                                                                                                     --------------
                                                                                                                          4,156,625
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                              106,027      Fairfax Media Ltd.                                336,237
                                                              29,985      Macquarie Communications
                                                                          Infrastructure Group                              115,094
                                                                                                                     --------------
                                                                                                                            451,331
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.5%                     90,057      Alumina Ltd.                                      469,128
                                                             268,288      BHP Billiton Ltd.                               8,780,210
                                                              54,668      BlueScope Steel Ltd.                              493,117
                                                             103,496      Fortescue Metals Group Ltd. (a)                   615,749
                                                              41,121      Iluka Resources Ltd.                              174,750
                                                              35,503      Newcrest Mining Ltd.                            1,082,731
                                                              59,500      OneSteel Ltd.                                     347,470
                                                             107,429      Oxiana Ltd.                                       312,211
                                                              23,212      Rio Tinto Ltd.                                  2,598,651
                                                               7,927      Sims Group Ltd.                                   215,162
                                                              38,940      Zinifex Ltd.                                      355,161
                                                                                                                     --------------
                                                                                                                         15,444,340
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                     28,203      AGL Energy Ltd.                                   284,553
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                    44,194      Harvey Norman Holdings Ltd.                       157,921
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%         10,082      Caltex Australia Ltd.                             119,874
                                                              62,377      Origin Energy Ltd.                                522,179
                                                              33,583      Paladin Resources Ltd. (a)                        156,220
                                                              46,504      Santos Ltd.                                       616,251
                                                              38,869      Woodside Petroleum Ltd.                         1,935,973
                                                                                                                     --------------
                                                                                                                          3,350,497
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%              5,521      PaperlinX Ltd.                                     13,876
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             106,643      CFS Retail Property Trust                         211,491
                   (REITs) - 0.5%                            103,979      Commonwealth Property Office Fund                 126,385
                                                             189,645      DB RREEF Trust                                    292,039
                                                              98,798      Goodman Group                                     389,157
                                                              72,501      ING Industrial Fund                               141,131
                                                             106,454      Macquarie Office Trust                             88,532
                                                              80,528      Mirvac Group                                      295,850

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             114,729      Stockland                                  $      732,908
                                                             142,661      Westfield Group                                 2,320,730
                                                                                                                     --------------
                                                                                                                          4,598,223
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  163,379      General Property Trust                            485,265
                   Development - 0.1%                         29,079      Lend Lease Corp., Ltd.                            352,123
                                                                                                                     --------------
                                                                                                                            837,388
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         38,796      Asciano Group                                     141,823
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury Goods            8,070      Billabong International Ltd.                       95,877
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       35,493      Macquarie Airports Group                          104,772
                                                             211,459      Macquarie Infrastructure Group                    537,242
                                                              91,476      Transurban Group                                  543,400
                                                                                                                     --------------
                                                                                                                          1,185,414
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia               63,162,725
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%     Building Products - 0.0%                    5,804      Wienerberger AG                                   308,705
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                    16,354      Erste Bank der Oesterreichischen
                                                                          Sparkassen AG                                   1,059,869
                                                               3,943      Raiffeisen International Bank Holding AG          537,532
                                                                                                                     --------------
                                                                                                                          1,597,401
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               2,170      RHI AG (a)                                         87,360
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%                 950      Mayr-Melnhof Karton AG                             95,868
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              27,375      Telekom Austria AG                                565,730
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                   5,422      Verbund - Oesterreichische
                                                                          Elektrizitaetswirtschafts AG                      385,971
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,407      BetandWin.com Interactive
                                                                          Entertainment AG (a)                               79,155
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            1,747      Vienna Insurance Group                            133,850
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            3,293      Andritz AG                                        180,764
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                      9,015      Voestalpine AG                                    626,229
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.1%         12,461      OMV AG                                            823,507
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                   37,180      IMMOFINANZ Immobilien Anlagen AG                  402,669
                   Development - 0.1%                         28,336      Immoeast Immobilien Anlagen AG (a)                272,887
                                                              21,504      Meinl European Land Ltd. (a)                      244,776
                                                                                                                     --------------
                                                                                                                            920,332
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          979      Flughafen Wien AG                                 117,976
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Austria                  5,922,848
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%     Beverages - 0.1%                           14,876      InBev NV                                        1,309,086
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                            4,867      Solvay SA                                         621,005
                                                              10,698      Umicore SA                                        556,679
                                                                                                                     --------------
                                                                                                                          1,177,684
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    42,248      Dexia NV                                        1,203,922
                                                              12,952      KBC Bancassurance Holding                       1,679,603
                                                                                                                     --------------
                                                                                                                          2,883,525
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                           190      D'ieteren SA                                       67,567
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.5%     166,370      Fortis                                          4,192,017
                                                               6,347      Groupe Bruxelles Lambert SA                       774,474

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 624      KBC Ancora                                 $       64,192
                                                               1,267      Nationale A Portefeuille                           96,514
                                                                                                                     --------------
                                                                                                                          5,127,197
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              13,312      Belgacom SA                                       589,510
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                   865      Bekaert SA                                        125,870
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                        938      Barco NV                                           67,172
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%             1,112      Colruyt SA                                        286,159
                                                               7,988      Delhaize Group                                    628,537
                                                                                                                     --------------
                                                                                                                            914,696
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,363      Omega Pharma SA                                    63,178
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Technology - 0.0%               9,852      AGFA-Gevaert NV                                    76,992
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                               1,159      Compagnie Maritime Belge SA (CMB)                  77,985
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          1,504      Euronav SA                                         57,129
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                      8,700      UCB SA                                            302,243
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                 186      Cofinimmo SA                                       40,212
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  2,394      Mobistar SA                                       216,946
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                 13,096,992
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%     Energy Equipment & Services - 0.1%         22,848      SeaDrill Ltd.                                     612,439
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              98,713      Pacific Basin Shipping Ltd.                       162,352
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 74,888      C C Land Holdings Ltd.                             71,783
                   Goods - 0.0%                               28,785      Yue Yuen Industrial Holdings Ltd.                  90,246
                                                                                                                     --------------
                                                                                                                            162,029
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Bermuda                    936,820
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands     Communications Equipment - 0.0%           140,298      Foxconn International Holdings Ltd. (a)           189,284
- 0.1%             ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                    32,013      Lifestyle International Holdings Ltd.              68,035
                                                               3,432      Parkson Retail Group Ltd.                          28,928
                                                                                                                     --------------
                                                                                                                             96,963
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%             32,000      Lee & Man Paper Manufacturing Ltd.                 51,232
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  182,117      Shui On Land Ltd.                                 170,589
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                   196,358      Belle International Holdings Ltd.                 203,608
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the
                                                                          Cayman Islands                                    711,676
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%     Beverages - 0.0%                            2,787      Carlsberg A/S                                     356,385
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                      293      Rockwool International A/S                         48,881
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.0%                            3,767      Novozymes A/S Class B                             352,503
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                    37,951      Danske Bank A/S                                 1,400,043
                                                               3,300      Jyske Bank (a)                                    221,472
                                                               4,047      Sydbank A/S                                       147,155
                                                                                                                     --------------
                                                                                                                          1,768,670
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           4,267      FLS Industries A/S Class B                        422,328
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.2%                15,059      Vestas Wind Systems A/S (a)                     1,645,095
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                        4,513      Danisco A/S                                $      329,632
                                                               1,335      East Asiatic Co., Ltd. A/S                        116,728
                                                                                                                     --------------
                                                                                                                            446,360
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,371      Coloplast A/S Class B                             125,246
                   Supplies - 0.0%                            15,800      GN Store Nord A/S                                  78,943
                                                               1,330      William Demant Holding (a)                        106,295
                                                                                                                     --------------
                                                                                                                            310,484
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                     746      Bang & Olufsen A/S Class B                         46,591
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                            1,551      Topdanmark A/S (a)                                261,050
                                                               1,491      TrygVesta A/S                                     131,000
                                                                                                                     --------------
                                                                                                                            392,050
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            1,520      NKT Holding A/S                                   109,413
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.1%                                 105      AP Moller - Maersk A/S                          1,170,068
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -               1,679      D/S Torm A/S                                       49,765
                   0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.3%                      4,519      H Lundbeck A/S                                    112,894
                                                              38,227      Novo-Nordisk A/S B                              2,614,075
                                                                                                                     --------------
                                                                                                                          2,726,969
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         16,597      Dsv A/S                                           362,798
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                 10,208,360
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.7%     Auto Components - 0.0%                      8,465      Nokian Renkaat Oyj                                360,833
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    2,928      Asko Oyj                                           68,877
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.9%           299,953      Nokia Oyj                                       9,489,996
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%           9,716      YIT Oyj                                           275,645
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       4,085      OKO Bank                                           76,939
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              12,141      Elisa Corp.                                       303,233
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                  35,245      Fortum Oyj (a)                                  1,436,153
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%             6,235      Kesko Oyj Class B                                 322,376
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                          2,695      TietoEnator Oyj                                    66,544
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                           34,001      Sampo Oyj                                         920,600
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.0%         5,954      Amer Sports Corp.                                 119,849
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                            1,911      Cargotec Corp. Class B                             93,799
                                                               3,855      KCI Konecranes Oyj                                148,501
                                                              10,884      Kone Oyj Class B                                  446,591
                                                              10,156      Metso Oyj                                         548,358
                                                               6,030      Wartsila Oyj                                      406,976
                                                                                                                     --------------
                                                                                                                          1,644,225
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                4,060      SanomaWSOY Oyj (Class B)                          112,555
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     10,968      Outokumpu Oyj                                     498,868
                                                               6,546      Rautaruukki Oyj                                   315,927
                                                                                                                     --------------
                                                                                                                            814,795
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -              10,409      Neste Oil Oyj                                     363,833
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%             44,645      Stora Enso Oyj Class R                     $      515,235
                                                              41,554      UPM-Kymmene Oyj                                   738,041
                                                                                                                     --------------
                                                                                                                          1,253,276
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                      4,698      Orion Oyj                                         101,761
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                 17,731,490
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.6%      Aerospace & Defense - 0.2%                 25,844      European Aeronautic Defense and
                                                                          Space Co.                                         612,429
                                                              13,512      Safran SA                                         276,678
                                                               7,784      Thales SA                                         503,973
                                                               3,281      Zodiac SA                                         160,939
                                                                                                                     --------------
                                                                                                                          1,554,019
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            10,014      Air France-KLM                                    282,044
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                     12,241      Compagnie Generale des Etablissements
                                                                          Michelin                                        1,277,806
                                                               6,460      Valeo SA                                          256,193
                                                                                                                     --------------
                                                                                                                          1,533,999
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.2%                         13,117      Peugeot SA                                      1,016,997
                                                              13,956      Renault SA                                      1,544,522
                                                                                                                     --------------
                                                                                                                          2,561,519
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                           14,101      Pernod-Ricard SA                                1,450,595
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%                   21,770      Cie de Saint-Gobain SA                          1,775,186
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                           18,013      Air Liquide                                     2,746,271
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.1%                    60,841      BNP Paribas SA                                  6,136,833
                                                              49,481      Credit Agricole SA                              1,531,121
                                                              14,797      Natixis                                           238,047
                                                              35,144      Societe Generale SA                             3,441,106
                                                                                                                     --------------
                                                                                                                         11,347,107
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%       1,668      Societe BIC SA                                    102,859
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.1%           174,869      Alcatel SA                                        999,393
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%             999      Eiffage                                            97,154
                                                              31,158      Vinci SA                                        2,252,451
                                                                                                                     --------------
                                                                                                                          2,349,605
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%               2,195      Imerys SA                                         201,303
                                                              11,796      Lafarge SA                                      2,051,511
                                                                                                                     --------------
                                                                                                                          2,252,814
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%         740      Eurazeo                                            94,631
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             138,233      France Telecom SA                               4,648,431
                   Services - 0.5%                             1,474      Neuf Cegetel                                       82,076
                                                                                                                     --------------
                                                                                                                          4,730,507
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                   7,884      Electricite de France SA                          685,949
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.4%                 7,818      Alstom                                          1,694,902
                                                               3,062      Legrand Promesses                                  96,055
                                                              17,024      Schneider Electric SA                           2,202,818
                                                                                                                     --------------
                                                                                                                          3,993,775
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%          2,045      Compagnie Generale de Geophysique SA (a)          509,079
                                                               8,372      Technip SA                                        652,012
                                                                                                                     --------------
                                                                                                                          1,161,091
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.4%            45,746      Carrefour SA                               $    3,529,479
                                                               3,867      Casino Guichard Perrachon SA                      463,618
                                                                                                                     --------------
                                                                                                                          3,993,097
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.3%                       33,187      Groupe Danone                                   2,967,607
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       14,848      Gaz de France SA                                  896,398
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    15,645      Cie Generale d'Optique Essilor
                   Supplies - 0.1%                                        International SA                                1,022,318
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.2%       16,563      Accor SA                                        1,209,650
                                                               7,576      Sodexho Alliance SA                               465,748
                                                                                                                     --------------
                                                                                                                          1,675,398
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                  22,157      Thomson                                           153,914
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                          5,492      Atos Origin SA (a)                                305,723
                                                              12,105      Cap Gemini SA                                     689,328
                                                                                                                     --------------
                                                                                                                            995,051
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%             1,356      Wendel                                            170,236
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                          120,352      AXA SA                                          4,368,249
                                                               3,533      CNP Assurances                                    435,510
                                                              11,777      Scor SE (a)                                       281,126
                                                                                                                     --------------
                                                                                                                          5,084,885
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            3,846      Vallourec SA                                      933,675
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.5%                                5,607      JC Decaux SA                                      164,826
                                                              10,234      Lagardere S.C.A.                                  765,195
                                                               2,542      M6-Metropole Television SA                         56,586
                                                               8,955      PagesJaunes Groupe SA                             159,474
                                                              11,212      Publicis Groupe                                   428,365
                                                              11,261      Societe Television Francaise 1                    247,653
                                                              89,092      Vivendi SA                                      3,481,200
                                                                                                                     --------------
                                                                                                                          5,303,299
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.7%                     76,748      Suez SA                                         5,036,887
                                                              29,072      Veolia Environnement SA                         2,026,838
                                                                                                                     --------------
                                                                                                                          7,063,725
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     5,766      Pinault-Printemps-Redoute                         854,327
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                   2,619      Neopost SA                                        293,940
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.2%        162,582      Total SA                                       12,074,102
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%                   18,861      L'Oreal SA                                      2,395,256
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.6%                     77,040      Sanofi-Aventis                                  5,779,733
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                 554      Gecina SA                                          82,653
                   (REITs) - 0.2%                              1,182      ICADE                                             175,898
                                                               5,589      Klepierre                                         342,976
                                                               5,511      Unibail - Rodamco                               1,418,273
                                                                                                                     --------------
                                                                                                                          2,019,800
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             54,327      STMicroelectronics NV                             578,084
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                             4,661      Dassault Systemes SA                              270,649
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                  2,203      Christian Dior SA                                 243,843
                   Goods - 0.3%                                5,547      Hermes International                              692,707
                                                              18,442      LVMH Moet Hennessy Louis Vuitton SA             2,052,637
                                                                                                                     --------------
                                                                                                                          2,989,187
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%        2,398      Aeroports de Paris                         $      273,112
                                                               1,250      Societe Des Autoroutes Paris-Rhin-Rhone           151,166
                                                                                                                     --------------
                                                                                                                            424,278
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                 18,380      Bouygues                                        1,167,666
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                  98,727,989
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 8.4%     Air Freight & Logistics - 0.2%             61,667      Deutsche Post AG                                1,883,861
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                            21,078      Deutsche Lufthansa AG                             570,035
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                     13,141      Continental AG                                  1,340,012
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.1%                         14,483      Bayerische Motoren Werke AG                       800,051
                                                              70,930      DaimlerChrysler AG                              6,063,781
                                                               7,432      Porsche Automobil Holding SE
                                                                          (Preference Shares)                             1,358,483
                                                              11,991      Volkswagen AG                                   3,476,464
                                                                                                                     --------------
                                                                                                                         11,698,779
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                     38,551      Deutsche Bank AG Registered Shares              4,363,851
                                                               3,108      MLP AG                                             44,259
                                                                                                                     --------------
                                                                                                                          4,408,110
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 1.2%                            5,179      Altana AG                                         109,236
                                                              37,513      BASF SE                                         5,052,389
                                                              54,659      Bayer AG                                        4,380,245
                                                               2,951      K+S AG                                            965,839
                                                               9,553      Linde AG                                        1,349,676
                                                                 394      Wacker Chemie AG                                   80,727
                                                                                                                     --------------
                                                                                                                         11,938,112
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    50,785      Commerzbank AG                                  1,587,507
                                                               7,089      Deutsche Postbank AG                              676,768
                                                              13,989      Hypo Real Estate Holding AG                       363,523
                                                                                                                     --------------
                                                                                                                          2,627,798
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%              1,580      Wincor Nixdorf AG                                 126,468
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%           3,103      Bilfinger Berger AG                               267,283
                                                               3,582      Hochtief AG                                       327,996
                                                                                                                     --------------
                                                                                                                            595,279
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%                 643      HeidelbergCement AG                               110,721
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%      15,507      Deutsche Boerse AG                              2,497,875
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             213,723      Deutsche Telekom AG                             3,559,744
                   Services - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.9%                  46,932      E.ON AG                                         8,688,285
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                 3,759      Q-Cells AG (a)                                    373,045
                                                               6,577      Solarworld AG                                     313,270
                                                                                                                     --------------
                                                                                                                            686,315
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%            12,838      Metro AG                                        1,037,320
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                          122      Suedzucker AG                                       2,706
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     2,397      Fresenius AG (Preference Shares)                  199,621
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                     5,644      Celesio AG                                        279,433
                   Services - 0.1%                            15,391      Fresenius Medical Care AG                         773,912
                                                                                                                     --------------
                                                                                                                          1,053,345
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       16,956      TUI AG                                     $      435,003
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.0%                   6,867      Henkel KGaA                                       291,415
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.7%             3,381      Rheinmetall AG                                    238,599
                                                              65,475      Siemens AG                                      7,096,286
                                                                                                                     --------------
                                                                                                                          7,334,885
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                           33,861      Allianz AG Registered Shares                    6,707,943
                                                              15,799      Muenchener Rueckversicherungs AG
                                                                          Registered Shares                               3,089,910
                                                                                                                     --------------
                                                                                                                          9,797,853
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.0%       9,649      Qiagen NV (a)                                     199,558
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                            3,481      Heidelberger Druckmaschinen AG                     93,481
                                                               9,542      MAN AG                                          1,267,526
                                                              12,702      MG Technologies AG                                427,137
                                                                                                                     --------------
                                                                                                                          1,788,144
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                5,007      Premiere AG (a)                                   108,059
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                      3,228      Salzgitter AG                                     561,553
                                                              29,388      ThyssenKrupp AG                                 1,681,409
                                                                                                                     --------------
                                                                                                                          2,242,962
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.4%                     34,050      RWE AG                                          4,185,493
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                     2,778      KarstadtQuelle AG (a)                              55,568
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                    6,815      Beiersdorf AG                                     573,359
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                      5,067      Merck KGaA                                        624,525
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    8,435      IVG Immobilien AG                                 235,974
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             67,051      Infineon Technologies AG (a)                      471,064
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.3%                            66,933      SAP AG                                          3,326,520
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                     2,368      Douglas Holding AG                                128,866
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 16,455      Adidas-Salomon AG                               1,093,952
                   Goods - 0.1%                                  573      Puma AG Rudolf Dassler Sport                      220,675
                                                                                                                     --------------
                                                                                                                          1,314,627
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%          992      Fraport AG                                         71,603
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                 86,209,864
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%      Beverages - 0.1%                           11,826      Coca-Cola Hellenic Bottling Co. SA                550,776
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                    32,948      Alpha Bank AE                                   1,092,354
                                                              26,236      EFG Eurobank Ergasias SA                          796,926
                                                              31,629      National Bank of Greece SA                      1,668,810
                                                              26,167      Piraeus Bank SA                                   804,744
                                                                                                                     --------------
                                                                                                                          4,362,834
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%           3,355      Hellenic Technodomiki Tev SA                       40,997
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               3,439      Titan Cement Co. SA                               146,158
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       4,343      Hellenic Exchanges SA                             103,122
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              23,011      Hellenic Telecommunications
                   Services - 0.1%                                        Organization SA                                   653,191
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                   9,295      Public Power Corp.                                406,485
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.1%       17,514      OPAP SA                                    $      624,345
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                      4,010      Viohalco, Hellenic Copper and
                                                                          Aluminum Industry SA                               41,530
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%          4,739      Hellenic Petroleum SA                              62,398
                                                               3,114      Motor Oil Hellas Corinth Refineries SA             65,681
                                                                                                                     --------------
                                                                                                                            128,079
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                  2,157      Folli - Follie SA Registered Shares                72,126
                   Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Greece                   7,129,643
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%   Airlines - 0.0%                           104,263      Cathay Pacific Airways Ltd.                       204,972
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                   286,900      BOC Hong Kong Holdings Ltd.                       690,832
                                                             109,739      Bank of East Asia Ltd.                            549,213
                                                              60,953      Hang Seng Bank Ltd.                             1,103,516
                                                               9,500      Wing Hang Bank Ltd.                               144,405
                                                                                                                     --------------
                                                                                                                          2,487,966
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.1%                       181,990      Li & Fung Ltd.                                    674,630
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.2%      88,348      Hong Kong Exchanges and Clearing Ltd.           1,516,616
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             226,195      PCCW Ltd.                                         142,414
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.2%                 102,187      CLP Holdings Ltd.                                 840,983
                                                              19,500      Cheung Kong Infrastructure Holdings Ltd.           78,299
                                                             108,000      HongKong Electric Holdings Ltd.                   682,056
                                                                                                                     --------------
                                                                                                                          1,601,338
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                     38,147      Kingboard Chemical Holdings Ltd.                  135,038
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       94,000      Tingyi (Cayman Islands) Holding Corp.             123,197
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                      300,264      The Hong Kong & China Gas Ltd.                    902,800
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       84,990      Shangri-La Asia Ltd.                              229,329
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.2%           168,176      Hutchison Whampoa Ltd.                          1,591,510
                                                              52,954      Melco International Development Ltd.               73,620
                                                              18,000      NWS Holdings Ltd.                                  61,059
                                                                                                                     --------------
                                                                                                                          1,726,189
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services -             70,273      Tencent Holdings Ltd.                             400,456
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              11,057      Orient Overseas International Ltd.                 64,714
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               12,000      Television Broadcasts Ltd.                         64,297
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                    181,642      Fosun International (a)                           122,532
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             169,414      The Link REIT                                     375,718
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  122,835      Cheung Kong Holdings Ltd.                       1,744,042
                   Development - 0.7%                         20,000      Chinese Estates Holdings Ltd.                      30,992
                                                              27,000      Hang Lung Group Ltd.                              127,495
                                                             172,000      Hang Lung Properties Ltd.                         608,867
                                                              83,491      Henderson Land Development Co., Ltd.              593,249
                                                              48,791      Hysan Development Co., Ltd.                       136,669
                                                              50,500      Kerry Properties Ltd.                             304,324
                                                             196,484      New World Development Ltd.                        476,147

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              60,000      Shun Tak Holdings Ltd.                     $       79,407
                                                             108,421      Sino Land Co.                                     234,043
                                                             113,324      Sun Hung Kai Properties Ltd.                    1,767,718
                                                              64,577      Swire Pacific Ltd. Class A                        728,526
                                                             107,870      Wharf Holdings Ltd.                               507,981
                                                              30,000      Wheelock and Company, Ltd.                         84,033
                                                                                                                     --------------
                                                                                                                          7,423,493
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                        109,000      MTR Corp.                                         373,947
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             12,504      ASM Pacific Technology Ltd.                        90,213
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    82,800      Esprit Holdings Ltd.                              993,687
                                                             214,394      Giordano International Ltd.                        86,500
                                                                                                                     --------------
                                                                                                                          1,080,187
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%        3,200      Hong Kong Aircraft Engineering
                                                                          Company Ltd.                                       52,794
                                                              34,349      Hopewell Holdings Ltd.                            130,420
                                                                                                                     --------------
                                                                                                                            183,214
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                158,647      Hutchison Telecommunications International        226,270
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong               20,149,530
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%     Airlines - 0.0%                            35,968      Ryanair Holdings Plc (a)                          156,215
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    8,124      Kingspan Group Plc                                108,378
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                    68,180      Allied Irish Banks Plc                          1,453,135
                                                              33,261      Anglo Irish Bank Corp. Plc                        446,344
                                                              78,475      Bank of Ireland                                 1,165,526
                                                                                                                     --------------
                                                                                                                          3,065,005
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%              44,980      CRH Plc                                         1,709,980
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%               6,205      Smurfit Kappa Plc (a)                              74,647
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                       15,696      Greencore Group Plc                                92,678
                                                               4,806      Iaws Group Plc                                    112,295
                                                               8,536      Kerry Group Plc                                   267,504
                                                                                                                     --------------
                                                                                                                            472,477
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,217      Paddy Power Plc                                    81,972
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%             2,755      DCC Plc                                            65,025
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           23,239      Irish Life & Permanent Plc                        454,206
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                     35,857      Elan Corp. Plc (a)                                735,357
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                  6,923,262
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%       Aerospace & Defense - 0.1%                 23,404      Finmeccanica SpA                                  795,886
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                         60,439      Fiat SpA                                        1,396,735
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                     42,973      Mediobanca SpA                                    881,292
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.2%                    19,272      Banca Carige SpA                                   75,852
                                                             577,755      Banca Intesa SpA                                4,072,680
                                                              66,083      Banca Intesa SpA (RNC)                            435,052
                                                              87,669      Banca Monte dei Paschi di Siena SpA               387,958
                                                              34,672      Banca Popolare di Milano Scrl                     380,707
                                                              53,032      Banco Popolare SPA                                878,522
                                                             696,377      Unicredit SpA                                   4,658,198
                                                              47,900      Unione Di Banche Italiane SPCA                  1,227,201
                                                                                                                     --------------
                                                                                                                         12,116,170
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%               6,190      Italcementi SpA                            $      125,196
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       7,015      IFIL-Investments SpA                               56,593
                                                               2,459      Instituto Finanziario Industriale SpA
                                                                          (Preference Shares) (a)                            67,651
                                                                                                                     --------------
                                                                                                                            124,244
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             840,851      Telecom Italia SpA                              1,758,936
                   Services - 0.2%                           445,861      Telecom Italia SpA (RNC)                          738,397
                                                                                                                     --------------
                                                                                                                          2,497,333
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%                 334,538      Enel SpA                                        3,549,195
                                                              91,766      Terna SpA                                         391,600
                                                                                                                     --------------
                                                                                                                          3,940,795
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%                10,861      Prysmian SpA                                      231,809
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.0%         11,197      Saipem SpA                                        452,717
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                      118,501      Parmalat SpA                                      455,550
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       78,863      Snam Rete Gas SpA                                 501,508
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        8,807      Autogrill SpA                                     131,436
                                                               6,535      Lottomatica SpA                                   203,382
                                                                                                                     --------------
                                                                                                                            334,818
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%           266,815      Pirelli & C SpA                                   233,449
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                           34,141      Alleanza Assicurazioni SpA                        446,025
                                                              80,720      Assicurazioni Generali SpA                      3,629,412
                                                               6,498      Fondiaria-Sai SpA                                 269,190
                                                              31,013      Mediolanum SpA                                    189,972
                                                               4,228      Unipol SpA                                         13,136
                                                              48,296      Unipol SpA (Preference Shares)                    138,694
                                                                                                                     --------------
                                                                                                                          4,686,429
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                               10,003      Arnoldo Mondadori Editore SpA                      84,489
                                                              60,733      Mediaset SpA                                      561,872
                                                             148,209      Seat Pagine Gialle SpA                             25,645
                                                                                                                     --------------
                                                                                                                            672,006
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                     49,942      A2A SpA                                           183,554
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.7%        197,753      Eni SpA                                         6,743,602
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 12,838      Bulgari SpA                                       148,362
                   Goods - 0.0%                               11,204      Luxottica Group SpA                               282,289
                                                                                                                     --------------
                                                                                                                            430,651
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       19,679      Autostrade SpA                                    594,959
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                   37,398,703
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 19.3%      Air Freight & Logistics - 0.1%             33,000      Yamato Transport Co., Ltd.                        483,347
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            32,000      All Nippon Airways Co., Ltd.                      140,931
                                                              91,000      Japan Airlines Corp.                              236,447
                                                                                                                     --------------
                                                                                                                            377,378
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.4%                     16,000      Aisin Seiki Co., Ltd.                             597,111
                                                              44,400      Bridgestone Corp.                                 755,887
                                                              38,000      Denso Corp.                                     1,227,528
                                                              14,000      NGK Spark Plug Co., Ltd.                          182,022
                                                               9,000      NHK Spring Co., Ltd.                               63,744
                                                              10,600      NOK Corp.                                         216,934

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              11,100      Stanley Electric Co., Ltd.                 $      270,596
                                                              20,200      Sumitomo Rubber Industries, Ltd.                  154,823
                                                               2,000      Tokai Rika Co., Ltd.                               52,267
                                                               5,300      Toyoda Gosei Co., Ltd.                            199,388
                                                               3,800      Toyota Boshoku Corp.                              113,794
                                                              13,800      Toyota Industries Corp.                           490,088
                                                                                                                     --------------
                                                                                                                          4,324,182
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.7%                          6,000      Daihatsu Motor Co., Ltd.                           72,051
                                                              26,000      Fuji Heavy Industries Ltd.                        108,768
                                                             125,300      Honda Motor Co., Ltd.                           3,576,229
                                                              57,000      Isuzu Motors Ltd.                                 284,771
                                                              23,000      Mazda Motor Corp.                                  81,451
                                                             112,000      Mitsubishi Motors Corp. (a)                       184,270
                                                             176,500      Nissan Motor Co., Ltd.                          1,459,029
                                                              13,900      Suzuki Motor Corp.                                350,707
                                                             213,000      Toyota Motor Corp.                             10,620,084
                                                              16,600      Yamaha Motor Co., Ltd.                            305,421
                                                                                                                     --------------
                                                                                                                         17,042,781
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                           29,200      Asahi Breweries Ltd.                              601,986
                                                               3,300      Coca-Cola West Holdings Co., Ltd.                  79,454
                                                               5,800      Ito En, Ltd.                                      102,640
                                                              62,000      Kirin Holdings Co., Ltd.                        1,172,452
                                                              23,000      Sapporo Holdings Ltd.                             188,052
                                                              17,000      Takara Holdings, Inc.                             116,824
                                                                                                                     --------------
                                                                                                                          2,261,408
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.3%                   74,100      Asahi Glass Co., Ltd.                             816,973
                                                               2,000      Central Glass Co., Ltd.                             7,805
                                                              22,500      Daikin Industries Ltd.                            968,349
                                                              18,000      JS Group Corp.                                    270,325
                                                              47,000      Nippon Sheet Glass Co., Ltd.                      207,935
                                                              21,000      Sanwa Holdings Corp.                               91,222
                                                              22,000      Toto Ltd.                                         208,126
                                                                                                                     --------------
                                                                                                                          2,570,735
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                    105,000      Daiwa Securities Group, Inc.                      910,112
                                                                 900      Jafco Co., Ltd.                                    29,976
                                                               9,600      Matsui Securities Co., Ltd.                        54,318
                                                             135,400      Nomura Holdings, Inc.                           2,023,937
                                                                 168      SBI E*trade Securities Co., Ltd.                  146,124
                                                                 890      SBI Holdings, Inc.                                214,107
                                                              40,300      Shinko Securities Co., Ltd.                       117,245
                                                                                                                     --------------
                                                                                                                          3,495,819
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.8%                           95,000      Asahi Kasei Corp.                                 495,586
                                                              30,000      DIC Corp.                                          93,299
                                                              11,000      Daicel Chemical Industries Ltd.                    56,501
                                                              25,000      Denki Kagaku Kogyo Kabushiki Kaisha                78,752
                                                               8,700      Hitachi Chemical Co., Ltd.                        163,561
                                                              15,900      JSR Corp.                                         359,696
                                                              15,000      Kaneka Corp.                                       93,750
                                                              14,000      Kansai Paint Co., Ltd.                             91,011
                                                              32,500      Kuraray Co., Ltd.                                 387,339

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              93,000      Mitsubishi Chemical Holdings Corp.         $      614,837
                                                              23,000      Mitsubishi Gas Chemical Co., Inc.                 163,594
                                                              47,000      Mitsubishi Rayon Co., Ltd.                        150,411
                                                              51,000      Mitsui Chemicals, Inc.                            337,681
                                                              15,000      Nippon Kayaku Co., Ltd.                            91,041
                                                              14,000      Nippon Sanso Corp.                                112,079
                                                               2,000      Nippon Shokubai Co., Ltd.                          13,262
                                                              16,000      Nissan Chemical Industries Ltd.                   168,539
                                                              13,010      Nitto Denko Corp.                                 549,479
                                                              33,000      Shin-Etsu Chemical Co., Ltd.                    1,704,956
                                                             104,000      Showa Denko KK                                    350,562
                                                             124,000      Sumitomo Chemical Co., Ltd.                       793,660
                                                              85,000      Teijin Ltd.                                       358,146
                                                              20,000      Tokuyama Corp.                                    145,064
                                                              95,700      Toray Industries, Inc.                            621,167
                                                              49,000      Tosoh Corp.                                       168,610
                                                              89,000      Ube Industries Ltd.                               288,393
                                                              14,000      Zeon Corp.                                         62,640
                                                                                                                     --------------
                                                                                                                          8,513,616
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.7%                    17,000      The 77 Bank Ltd.                                   95,165
                                                              11,000      Aozora Bank Ltd.                                   32,664
                                                              23,000      The Bank of Kyoto Ltd.                            279,655
                                                              97,000      The Bank of Yokohama Ltd.                         658,798
                                                              60,000      The Chiba Bank Ltd.                               407,504
                                                              55,000      Chuo Mitsui Trust Holdings, Inc.                  332,715
                                                              67,000      Fukuoka Financial Group, Inc.                     348,846
                                                              20,000      The Gunma Bank Ltd.                               143,058
                                                              23,000      The Hachijuni Bank Ltd.                           146,057
                                                              26,000      The Hiroshima Bank Ltd.                           125,461
                                                              80,100      Hokuhoku Financial Group, Inc.                    241,071
                                                              39,000      The Joyo Bank Ltd.                                197,191
                                                             674,806      Mitsubishi UFJ Financial Group, Inc.            5,821,962
                                                                 714      Mizuho Financial Group, Inc.                    2,614,466
                                                              36,000      The Nishi-Nippon City Bank Ltd.                    94,623
                                                                 433      Resona Holdings, Inc.                             721,087
                                                                  15      Sapporo Hokuyo Holdings, Inc.                     104,585
                                                              87,000      Shinsei Bank Ltd.                                 287,149
                                                              49,000      The Shizuoka Bank Ltd.                            578,581
                                                                 526      Sumitomo Mitsui Financial Group, Inc.           3,461,637
                                                              99,000      The Sumitomo Trust & Banking Co., Ltd.            681,320
                                                              11,000      Suruga Bank Ltd.                                  138,714
                                                              35,000      The Yasuda Trust & Banking Co., Ltd.               50,211
                                                                                                                     --------------
                                                                                                                         17,562,520
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.2%      51,000      Dai Nippon Printing Co., Ltd.                     811,457
                                                                  78      The Goodwill Group, Inc.                           10,126
                                                               4,200      Kokuyo Co., Ltd.                                   36,025
                                                               3,400      Meitec Corp.                                      103,010
                                                              16,500      Secom Co., Ltd.                                   801,164
                                                              45,000      Toppan Printing Co., Ltd.                         521,870
                                                                                                                     --------------
                                                                                                                          2,283,652
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.4%            143,000      Fujitsu Ltd.                               $      935,353
                                                               8,400      Mitsumi Electric Co., Ltd.                        265,449
                                                             160,000      NEC Corp.                                         609,952
                                                              10,300      Seiko Epson Corp.                                 277,443
                                                             252,000      Toshiba Corp.                                   1,683,708
                                                                                                                     --------------
                                                                                                                          3,771,905
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%           7,457      COMSYS Holdings Corp.                              64,635
                                                              11,000      Chiyoda Corp.                                      99,870
                                                              17,000      JGC Corp.                                         259,571
                                                              76,800      Kajima Corp.                                      217,271
                                                               7,000      Kinden Corp.                                       67,346
                                                              35,000      Nishimatsu Construction Co., Ltd.                  75,140
                                                              50,000      Obayashi Corp.                                    209,671
                                                              12,000      Okumura Corp.                                      61,156
                                                              48,000      Shimizu Corp.                                     220,546
                                                              93,000      Taisei Corp.                                      236,978
                                                               3,000      Toda Corp.                                         12,339
                                                                                                                     --------------
                                                                                                                          1,524,523
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%              42,000      Sumitomo Osaka Cement Co., Ltd.                    97,331
                                                              73,000      Taiheiyo Cement Corp.                             175,762
                                                                                                                     --------------
                                                                                                                            273,093
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%                     5,260      Acom Co., Ltd.                                    139,574
                                                               9,400      Aeon Credit Service Co., Ltd.                     125,610
                                                               6,550      Aiful Corp.                                       105,202
                                                              14,600      Credit Saison Co., Ltd.                           407,183
                                                               7,190      ORIX Corp.                                        980,979
                                                               5,900      Promise Co., Ltd.                                 169,578
                                                               8,870      Takefuji Corp.                                    187,758
                                                                                                                     --------------
                                                                                                                          2,115,884
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%               9,200      Toyo Seikan Kaisha Ltd.                           174,715
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         4,700      Canon Marketing Japan Inc.                         88,644
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer Services - 0.0%        4,000      Benesse Corp.                                     188,604
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%       1,870      Diamond Lease Co., Ltd.                            65,097
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication                 393      Nippon Telegraph & Telephone Corp.              1,695,325
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.8%                  52,000      Chubu Electric Power Co., Inc.                  1,298,957
                                                              11,300      Chugoku Electric Power Co                         251,665
                                                              11,900      Hokkaido Electric Power Co., Inc.                 276,369
                                                               3,900      Hokuriku Electric Power                            91,944
                                                              60,000      The Kansai Electric Power Co., Inc.             1,492,777
                                                              29,500      Kyushu Electric Power Co., Inc.                   720,631
                                                               7,600      Shikoku Electric Power Co., Inc.                  226,063
                                                              34,600      Tohoku Electric Power Co., Inc.                   845,215
                                                              98,700      The Tokyo Electric Power Co., Inc.              2,638,799
                                                                                                                     --------------
                                                                                                                          7,842,420
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%                27,800      Fuji Electric Holdings Co., Ltd.                  112,951
                                                              37,000      Fujikura Ltd.                                     167,035
                                                              38,000      Furukawa Electric Co., Ltd.                       122,753

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              22,873      Matsushita Electric Works Ltd.             $      235,201
                                                             151,000      Mitsubishi Electric Corp.                       1,305,799
                                                              58,900      Sumitomo Electric Industries Ltd.                 745,704
                                                               5,800      Ushio, Inc.                                       108,925
                                                                                                                     --------------
                                                                                                                          2,798,368
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                     17,700      Alps Electric Co., Ltd.                           174,194
                   Instruments - 0.9%                         32,400      Citizens Holding Co., Ltd.                        274,009
                                                              38,200      Fuji Photo Film Co., Ltd.                       1,352,789
                                                               1,900      Hirose Electric Co., Ltd.                         213,293
                                                             263,000      Hitachi Ltd.                                    1,559,320
                                                              32,500      Hoya Corp.                                        762,941
                                                              10,100      Ibiden Co., Ltd.                                  397,191
                                                               2,800      Keyence Corp.                                     643,820
                                                              12,800      Kyocera Corp.                                   1,074,799
                                                               1,000      Mabuchi Motor Co., Ltd.                            48,254
                                                              16,800      Murata Manufacturing Co., Ltd.                    834,270
                                                               8,500      Nidec Corp.                                       522,723
                                                              28,500      Nippon Electric Glass Co.                         440,595
                                                              51,000      Oki Electric Industry Co., Ltd.                    98,234
                                                              13,700      Omron Corp.                                       281,064
                                                              10,300      TDK Corp.                                         608,618
                                                              12,000      Taiyo Yuden Co., Ltd.                             117,014
                                                              14,000      Yaskawa Electric Corp.                            133,006
                                                              11,300      Yokogawa Electric Corp.                           113,136
                                                                                                                     --------------
                                                                                                                          9,649,270
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%            48,500      Aeon Co., Ltd.                                    578,030
                                                                 200      Circle K Sunkus Co., Ltd.                           3,397
                                                               3,400      FamilyMart Co., Ltd.                              121,770
                                                               6,500      Lawson, Inc.                                      287,570
                                                               2,798      Matsumotokiyoshi Holdings Co., Ltd.                60,771
                                                              64,100      Seven & I Holdings Co., Ltd.                    1,607,644
                                                               7,000      UNY Co., Ltd.                                      66,994
                                                                                                                     --------------
                                                                                                                          2,726,176
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                       53,000      Ajinomoto Co., Inc.                               537,018
                                                                 100      House Foods Corp.                                   1,488
                                                              17,000      Kikkoman Corp.                                    208,919
                                                              31,000      Meiji Dairies Corp.                               186,597
                                                              22,000      Nichirei Corp.                                    105,718
                                                              15,000      Nippon Meat Packers, Inc.                         221,509
                                                              10,500      Nisshin Seifun Group, Inc.                        112,079
                                                               7,500      Nissin Food Products Co., Ltd.                    252,809
                                                              10,200      QP Corp.                                          105,295
                                                               9,000      Toyo Suisan Kaisha, Ltd.                          135,433
                                                               6,200      Yakult Honsha Co., Ltd.                           192,195
                                                               6,000      Yamazaki Baking Co., Ltd.                          56,822
                                                                                                                     --------------
                                                                                                                          2,115,882
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                      159,000      Osaka Gas Co., Ltd.                               634,852
                                                             188,000      Tokyo Gas Co., Ltd.                               760,072
                                                                                                                     --------------
                                                                                                                          1,394,924
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    21,000      Olympus Corp.                              $      636,236
                   Supplies - 0.1%                            13,300      Terumo Corp.                                      693,820
                                                                                                                     --------------
                                                                                                                          1,330,056
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                     1,500      Alfresa Holdings Corp.                            117,827
                   Services - 0.0%                             8,500      Mediceo Paltac Holdings Co., Ltd.                 154,003
                                                               3,500      Suzuken Co., Ltd.                                 143,961
                                                                                                                     --------------
                                                                                                                            415,791
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%        2,600      Oriental Land Co., Ltd.                           152,588
                                                                  36      ROUND ONE Corp.                                    37,560
                                                                                                                     --------------
                                                                                                                            190,148
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 1.0%                  19,000      Casio Computer Co., Ltd.                          278,100
                                                               6,500      Daito Trust Construction Co., Ltd.                335,173
                                                              41,000      Daiwa House Industry Co., Ltd.                    405,969
                                                              72,000      HASEKO Corp.                                      106,180
                                                              10,100      Makita Corp.                                      317,145
                                                             153,000      Matsushita Electric Industrial Co., Ltd.        3,315,409
                                                              12,000      Pioneer Corp.                                     119,181
                                                             144,000      Sanyo Electric Co., Ltd. (a)                      303,371
                                                              26,000      Sekisui Chemical Co., Ltd.                        157,283
                                                              40,000      Sekisui House Ltd.                                369,984
                                                              82,000      Sharp Corp.                                     1,393,539
                                                              80,500      Sony Corp.                                      3,206,110
                                                                                                                     --------------
                                                                                                                         10,307,444
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                  39,000      Kao Corp.                                       1,105,287
                                                               3,400      Uni-Charm Corp.                                   248,656
                                                                                                                     --------------
                                                                                                                          1,353,943
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                          6,200      CSK Holdings Corp.                                143,058
                                                                 700      Itochu Techno-Science Corp.                        21,138
                                                                 101      NTT Data Corp.                                    441,774
                                                              10,600      Nomura Research Institute Ltd.                    277,016
                                                                 430      Obic Co., Ltd.                                     76,268
                                                                 600      Otsuka Shokai Co., Ltd.                            50,622
                                                               3,800      TIS, Inc.                                          77,006
                                                                                                                     --------------
                                                                                                                          1,086,882
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers & Energy       10,600      Electric Power Development Co.                    381,762
                   Traders - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            81,000      Hankyu Hanshin Holdings, Inc.                     350,231
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                           14,000      Aioi Insurance Co., Ltd.                           77,388
                                                              59,300      Millea Holdings, Inc.                           2,189,246
                                                              95,000      Mitsui Sumitomo Insurance Co., Ltd.               959,721
                                                              26,000      Nipponkoa Insurance Co., Ltd.                     198,234
                                                              66,800      Sompo Japan Insurance, Inc.                       589,727
                                                                  70      Sony Financial Holdings, Inc.                     283,006
                                                              15,900      T&D Holdings, Inc.                                832,644
                                                                                                                     --------------
                                                                                                                          5,129,966
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%              520      Rakuten, Inc.                                     311,437
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services - 0.1%            22      Access Co., Ltd. (a)                               77,909
                                                                 119      eAccess Ltd.                                       73,301
                                                               1,189      Yahoo! Japan Corp.                                617,879
                                                                                                                     --------------
                                                                                                                            769,089
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products - 0.2%        16,700      Namco Bandai Holdings, Inc.                $      226,174
                                                              27,000      Nikon Corp.                                       719,151
                                                               5,200      Sankyo Co., Ltd. (Gunma)                          308,828
                                                              19,432      Sega Sammy Holdings, Inc.                         205,666
                                                               5,600      Shimano, Inc.                                     257,303
                                                              12,000      Yamaha Corp.                                      229,454
                                                                                                                     --------------
                                                                                                                          1,946,576
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 1.0%                           20,000      Amada Co., Ltd.                                   151,284
                                                               6,500      Daifuku Co., Ltd.                                  83,141
                                                              49,000      Ebara Corp.                                       149,438
                                                              15,000      Fanuc Ltd.                                      1,426,565
                                                               2,800      GLORY Ltd.                                         59,551
                                                              22,000      Hino Motors Ltd.                                  145,225
                                                               6,600      Hitachi Construction Machinery Co., Ltd.          165,199
                                                              98,000      IHI Corp.                                         189,747
                                                              11,600      JTEKT Corp.                                       189,222
                                                              29,000      The Japan Steel Works, Ltd.                       494,292
                                                             112,000      Kawasaki Heavy Industries Ltd.                    249,438
                                                              73,500      Komatsu Ltd.                                    2,038,799
                                                              91,000      Kubota Corp.                                      565,098
                                                              10,800      Kurita Water Industries Ltd.                      397,632
                                                              29,000      Minebea Co., Ltd.                                 168,740
                                                             268,200      Mitsubishi Heavy Industries Ltd.                1,146,200
                                                              61,000      Mitsui Engineering &
                                                                          Shipbuilding Co., Ltd.                            163,393
                                                              21,000      NGK Insulators Ltd.                               371,629
                                                              35,000      NSK Ltd.                                          265,098
                                                              23,000      NTN Corp.                                         156,902
                                                              16,000      OKUMA Corp.                                       171,429
                                                                 800      OSG Corp.                                           9,262
                                                               4,500      SMC Corp.                                         474,468
                                                              46,000      Sumitomo Heavy Industries Ltd.                    297,191
                                                               9,000      THK Co., Ltd.                                     155,026
                                                                                                                     --------------
                                                                                                                          9,683,969
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.2%                              45,000      Kawasaki Kisen Kaisha Ltd.                        437,450
                                                              91,000      Mitsui OSK Lines Ltd.                           1,100,070
                                                              87,000      Nippon Yusen Kabushiki Kaisha                     816,934
                                                                                                                     --------------
                                                                                                                          2,354,454
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                  600      Asatsu-DK, Inc.                                    21,368
                                                                 125      Dentsu, Inc.                                      284,661
                                                                  54      Fuji Television Network, Inc.                      79,635
                                                                 800      Hakuhodo DY Holdings, Inc.                         47,592
                                                                 133      Jupiter Telecommunications Co., Ltd. (a)          124,354
                                                               6,000      Toho Co., Ltd.                                    140,851
                                                               3,500      Tokyo Broadcasting System, Inc.                    83,567
                                                                                                                     --------------
                                                                                                                            782,028
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.8%                     24,000      DAIDO STEEL CO., LTD.                             123,997
                                                              16,000      Dowa Mining Co., Ltd.                              94,864
                                                               7,000      Hitachi Metals Ltd.                               103,090
                                                              46,300      JFE Holdings, Inc.                              2,053,030
                                                             209,000      Kobe Steel Ltd.                                   595,465

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              91,000      Mitsubishi Materials Corp.                 $      395,295
                                                              63,000      Mitsui Mining & Smelting Co., Ltd.                197,191
                                                              59,800      Nippon Light Metal Co., Ltd.                       89,988
                                                             471,000      Nippon Steel Corp.                              2,386,186
                                                              49,000      Nisshin Steel Co., Ltd.                           169,593
                                                               1,500      Osaka Titanium Technologies Co.                    92,847
                                                             319,000      Sumitomo Metal Industries Ltd.                  1,209,691
                                                              46,000      Sumitomo Metal Mining Co., Ltd.                   856,039
                                                                 700      Toho Titanium Co., Ltd.                            17,978
                                                               7,000      Tokyo Steel Manufacturing Co., Ltd.                94,944
                                                               3,500      Yamato Kogyo Co., Ltd.                            141,152
                                                                                                                     --------------
                                                                                                                          8,621,350
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                     6,000      H20 Retailing Corp.                                40,209
                                                              20,000      Isetan Co., Ltd.                                  232,344
                                                              24,600      J Front Retailing Co., Ltd.                       156,958
                                                              28,500      Marui Group Co., Ltd.                             303,356
                                                              45,000      Mitsukoshi Ltd.                                   175,612
                                                               1,900      Ryohin Keikaku Co., Ltd.                          110,173
                                                              24,000      Takashimaya Co., Ltd.                             269,904
                                                                                                                     --------------
                                                                                                                          1,288,556
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.5%                   4,400      Brother Industries Ltd.                            45,245
                                                              82,900      Canon, Inc.                                     3,817,325
                                                              38,000      Konica Minolta Holdings, Inc.                     516,172
                                                              53,000      Ricoh Co., Ltd.                                   870,927
                                                                                                                     --------------
                                                                                                                          5,249,669
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%         25,000      Cosmo Oil Co., Ltd.                                78,501
                                                               1,100      Idemitsu Kosan Co., Ltd.                           85,082
                                                                  65      Inpex Holdings, Inc.                              723,816
                                                               3,000      Japan Petrolleum Explora                          198,636
                                                              68,500      Nippon Mining Holdings, Inc.                      362,841
                                                              98,000      Nippon Oil Corp.                                  611,517
                                                              21,300      Showa Shell Sekiyu KK                             215,393
                                                              20,000      TonenGeneral Sekiyu KK                            171,148
                                                                                                                     --------------
                                                                                                                          2,446,934
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%                 90      Nippon Paper Group, Inc.                          213,082
                                                              51,000      OJI Paper Co., Ltd.                               229,725
                                                                                                                     --------------
                                                                                                                            442,807
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                    4,200      Aderans Co., Ltd.                                  77,781
                                                              27,000      Shiseido Co., Ltd.                                713,734
                                                                                                                     --------------
                                                                                                                            791,515
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.9%                     39,700      Astellas Pharma, Inc.                           1,537,339
                                                              22,000      Chugai Pharmaceutical Co., Ltd.                   248,736
                                                              54,500      Daiichi Sankyo Co., Ltd.                        1,610,178
                                                              19,900      Eisai Co., Ltd.                                   678,772
                                                              25,000      Kyowa Hakko Kogyo Co., Ltd.                       238,764
                                                              18,000      Mitsubishi Tanabe Pharma Corp.                    209,651
                                                               3,400      Ono Pharmacecutical Co., Ltd.                     161,336
                                                               4,700      Santen Pharmaceutical Co., Ltd.                   109,390
                                                              25,000      Shionogi & Co., Ltd.                              426,866

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               8,000      Taisho Pharmaceutical Co., Ltd.            $      158,668
                                                              68,100      Takeda Pharmaceutical Co., Ltd.                 3,409,099
                                                                                                                     --------------
                                                                                                                          8,788,799
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts                  62      Japan Prime Realty Investment Corp.               204,635
                   (REITs) - 0.2%                                 35      Japan Real Estate Investment Corp.                407,303
                                                                  37      Japan Retail Fund Investment Corp.                233,477
                                                                  41      Nippon Building Fund, Inc.                        518,258
                                                                  20      Nomura Real Estate Office Fund, Inc.              162,119
                                                                                                                     --------------
                                                                                                                          1,525,792
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    3,100      Aeon Mall Co., Ltd.                                85,990
                   Development - 0.5%                             76      KK DaVinci Advisors (a)                            58,174
                                                               7,600      Leopalace21 Corp.                                 122,829
                                                              95,000      Mitsubishi Estate Co., Ltd.                     2,306,380
                                                              70,000      Mitsui Fudosan Co., Ltd.                        1,389,747
                                                                  48      NTT Urban Development Co.                          68,860
                                                                 600      Nomura Real Estate Holdings, Inc.                   9,992
                                                              33,000      Sumitomo Realty & Development Co., Ltd.           581,671
                                                              27,000      Tokyo Tatemono Co., Ltd.                          177,689
                                                              35,000      Tokyu Land Corp.                                  219,452
                                                               8,800      Urban Corp.                                        37,432
                                                                                                                     --------------
                                                                                                                          5,058,216
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.7%                            123      Central Japan Railway Co.                       1,270,967
                                                                 272      East Japan Railway Co.                          2,262,119
                                                              24,000      Keihin Electric Express Railway Co., Ltd.         163,242
                                                              34,000      Keio Electric Railway Co., Ltd.                   189,306
                                                              31,000      Keisei Electric Railway Co., Ltd.                 166,382
                                                             111,000      Kintetsu Corp.                                    396,429
                                                              67,000      Nippon Express Co., Ltd.                          385,142
                                                              50,000      Odakyu Electric Railway Co., Ltd.                 370,185
                                                              12,000      Seino Holdings Corp.                               78,010
                                                              52,000      Tobu Railway Co., Ltd.                            277,528
                                                              93,000      Tokyu Corp.                                       473,957
                                                                 142      West Japan Railway Co.                            623,957
                                                                                                                     --------------
                                                                                                                          6,657,224
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             15,000      Advantest Corp.                                   388,995
                   Equipment - 0.2%                            7,500      Elpida Memory, Inc. (a)                           249,799
                                                               1,200      NEC Electronics Corp. (a)                          23,210
                                                               8,000      Rohm Co., Ltd.                                    495,185
                                                              11,000      Sanken Electric Co., Ltd.                          64,667
                                                               2,100      Shinko Electric Industries                         23,701
                                                               8,500      Sumco Corp.                                       185,468
                                                              14,600      Tokyo Electron Ltd.                               887,600
                                                               3,600      Tokyo Seimitsu Co., Ltd.                           66,091
                                                                                                                     --------------
                                                                                                                          2,384,716
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.5%                             3,300      Fuji Soft, Inc.                                    61,643
                                                               7,500      Konami Corp.                                      282,153
                                                               7,900      Nintendo Co., Ltd.                              4,073,636
                                                               1,600      Oracle Corp. Japan                                 74,157
                                                               2,200      Square Enix Co., Ltd.                              76,806

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               9,000      Trend Micro, Inc.                          $      353,030
                                                                                                                     --------------
                                                                                                                          4,921,425
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                     2,400      Aoyama Trading Co., Ltd.                           51,766
                                                               3,600      Autobacs Seven Co., Ltd.                           98,415
                                                                 200      EDION Corp.                                         1,850
                                                               4,200      Fast Retailing Co., Ltd.                          370,365
                                                                 500      Hikari Tsushin, Inc.                               14,747
                                                               1,700      Nitori Co., Ltd.                                   96,188
                                                               3,900      Shimachu Co., Ltd.                                117,180
                                                                 900      Shimamura Co., Ltd.                                77,107
                                                                 900      USS Co., Ltd.                                      62,299
                                                               6,840      Yamada Denki Co., Ltd.                            590,128
                                                                                                                     --------------
                                                                                                                          1,480,045
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 12,000      Asics Corp.                                       137,961
                   Goods - 0.1%                               21,000      Gunze Ltd.                                         88,483
                                                              13,000      Nisshinbo Industries, Inc.                        120,766
                                                               7,000      Onward Holdings Co., Ltd.                          71,489
                                                               8,000      Wacoal  Holdings Corp.                            118,218
                                                                                                                     --------------
                                                                                                                            536,917
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                                351      Japan Tobacco, Inc.                             1,757,113
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors            4,300      Hitachi High-Technologies Corp.                    71,135
                   - 1.0%                                    116,000      Itochu Corp.                                    1,145,104
                                                             138,000      Marubeni Corp.                                  1,005,096
                                                             105,200      Mitsubishi Corp.                                3,176,685
                                                             140,000      Mitsui & Co., Ltd.                              2,837,079
                                                              90,800      Sojitz Corp.                                      300,602
                                                              83,100      Sumitomo Corp.                                  1,094,606
                                                              16,900      Toyota Tsusho Corp.                               358,582
                                                                                                                     --------------
                                                                                                                          9,988,889
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       12,000      Kamigumi Co., Ltd.                                 94,864
                                                               7,000      Mitsubishi Logistics Corp.                         89,747
                                                                                                                     --------------
                                                                                                                            184,611
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                    205      KDDI Corp.                                      1,252,458
                   Services - 0.4%                             1,248      NTT DoCoMo, Inc.                                1,890,530
                                                              59,900      Softbank Corp.                                  1,085,868
                                                                                                                     --------------
                                                                                                                          4,228,856
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                  198,087,478
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.0%  Metals & Mining - 0.0%                     24,256      Eurasian Natural Resources Corp. (a)              474,173
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Kazakhstan                 474,173
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.6%  Media - 0.0%                               12,127      SES Global                                        255,976
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.6%                     70,940      ArcelorMittal                                   5,811,523
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.0%                    1,683      Oriflame Cosmetics SA                             111,740
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Luxembourg               6,179,239
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -      Air Freight & Logistics - 0.1%             31,757      TNT NV                                          1,179,713
2.7%               ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                            3,087      Heineken Holding NV                               155,225
                                                              20,225      Heineken NV                                     1,174,717
                                                                                                                     --------------
                                                                                                                          1,329,942
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                           21,588      Akzo Nobel NV                                   1,732,057
                                                              11,763      Koninklijke DSM NV                                567,341
                                                                                                                     --------------
                                                                                                                          2,299,398
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%       9,595      Corporate Express NV                       $      111,642
                                                               2,919      Randstad Holdings NV                              136,731
                                                              13,083      Vedior NV                                         380,050
                                                                                                                     --------------
                                                                                                                            628,423
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.5%     141,455      ING Groep NV CVA                                5,297,221
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             152,673      Koninklijke KPN NV                              2,579,058
                   Services - 0.3%
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%          4,386      Fugro NV                                          340,612
                                                              11,316      SBM Offshore NV                                   364,986
                                                                                                                     --------------
                                                                                                                            705,598
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%           100,179      Koninklijke Ahold NV                            1,486,687
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.4%                      128,914      Unilever NV                                     4,328,951
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                   4,916      TomTom NV (a)                                     203,343
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.3%            86,907      Koninklijke Philips Electronics NV              3,324,476
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                          111,559      Aegon NV                                        1,641,480
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                               49,593      Reed Elsevier NV                                  945,807
                                                              21,508      Wolters Kluwer NV                                 569,440
                                                                                                                     --------------
                                                                                                                          1,515,247
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                     264      OCE NV                                              4,493
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts               2,519      Corio NV                                          220,717
                   (REITs) - 0.0%                              1,336      Wereldhave NV                                     164,814
                                                                                                                     --------------
                                                                                                                            385,531
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor             35,348      ASML Holding NV                                   869,456
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands         27,779,017
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand        Construction Materials - 0.0%              33,898      Fletcher Building Ltd.                            223,599
- 0.1%             ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             162,744      Telecom Corp. of New Zealand Ltd.                 478,531
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%                  18,866      Contact Energy Ltd.                               118,511
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                    39,106      Fisher & Paykel Healthcare Corp.                   90,083
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%       27,722      Sky City Ltd.                                      80,424
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                  25,804      Fisher & Paykel Appliances Holdings Ltd.           47,675
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                  225      Sky Network Television Ltd.                           849
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              11,691      Kiwi Income Property Trust                         11,122
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       55,023      Auckland International Airport Ltd.                98,631
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand              1,149,425
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%      Chemicals - 0.1%                           16,300      Yara International ASA                            942,659
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                    58,399      DnB NOR ASA                                       886,475
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.0%      11,729      Tomra Systems ASA                                  88,675
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%             5,141      Tandberg ASA                                       76,827
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              44,795      Telenor ASA                                       857,661
                   Services - 0.1%                             7,399      Telenor ASA (b)                                   425,878
                                                                                                                     --------------
                                                                                                                          1,283,539
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                13,690      Renewable Energy Corp. AS (a)              $      381,745
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 0.1%         15,590      Acergy SA                                         335,995
                                                              13,376      Aker Solutions ASA                                304,695
                                                              12,209      Ocean RIG ASA (a)                                  93,503
                                                              11,762      Petroleum Geo-Services ASA                        291,027
                                                              10,853      ProSafe ASA                                       170,499
                                                               5,076      TGS Nopec Geophysical Co. ASA (a)                  73,862
                                                                                                                     --------------
                                                                                                                          1,269,581
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            65,464      Orkla ASA                                         829,171
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           30,287      Storebrand ASA                                    238,497
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                                 350      Stolt-Nielsen SA                                    7,285
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                3,018      Schibsted ASA                                      90,083
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     61,718      Norsk Hydro ASA                                   899,285
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.3%         65,601      DNO International ASA (a)                         117,100
                                                               2,294      Frontline Ltd.                                    104,962
                                                             102,494      Statoilhydro ASA                                3,071,388
                                                                                                                     --------------
                                                                                                                          3,293,450
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                  10,287,272
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%    Commercial Banks - 0.1%                    22,220      Banco BPI SA (a)                                  117,518
                                                             139,482      Banco Comercial Portugues SA
                                                                          Registered Shares                                 453,629
                                                              14,235      Banco Espirito Santo SA Registered Shares         247,434
                                                                                                                     --------------
                                                                                                                            818,581
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%              12,910      Cimpor Cimentos de Portugal SA                    116,991
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              61,200      Portugal Telecom SGPS SA
                   Services - 0.1%                                        Registered Shares (a)                             711,122
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%                 153,605      Energias de Portugal SA                           931,219
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%            14,836      Jeronimo Martins SGPS SA                          119,220
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%            29,281      Sonae SGPS SA (a)                                  53,855
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               21,819      Zon Multimedia Servicos de
                                                                          Telecomunicacoes e Multimedia SGPS SA             258,696
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%              8,450      Sonae Industria SGPS SA (a)                        58,698
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       19,468      Brisa-Auto Estradas de Portugal SA
                                                                          Private Shares                                    278,154
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                 3,346,536
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%   Aerospace & Defense - 0.0%                 82,213      Singapore Technologies Engineering Ltd.           201,882
                   ----------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%            118,954      Singapore Post Ltd.                                99,384
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                            41,009      Singapore Airlines Ltd.                           464,776
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%                    90,605      DBS Group Holdings Ltd.                         1,184,852
                                                             200,914      Oversea-Chinese Banking Corp.                   1,182,319
                                                              99,572      United Overseas Bank Ltd.                       1,384,582
                                                                                                                     --------------
                                                                                                                          3,751,753
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                         7,529      Jardine Cycle & Carriage Ltd.                     106,881
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      70,000      Singapore Exchange Ltd.                           381,416
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             630,132      Singapore Telecommunications Ltd.               1,789,979
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments         10,000      Venture Corp. Ltd.                                 76,574
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%            39,000      Olam International Ltd.                            60,918
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                       32,900      Wilmar International Ltd.                  $       99,911
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                    74,800      Parkway Holdings Ltd.                             173,897
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%      149,388      Genting International Plc (a)                      65,119
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            68,096      Fraser and Neave Ltd.                             239,940
                                                               1,766      Haw Par Corp. Ltd.                                  8,814
                                                              99,616      Keppel Corp. Ltd.                                 716,480
                                                              53,590      SembCorp Industries Ltd.                          158,459
                                                                                                                     --------------
                                                                                                                          1,123,693
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                           87,197      SembCorp Marine Ltd.                              241,994
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                              71,002      Cosco Corp. (Singapore) Ltd.                      190,343
                                                              44,200      Neptune Orient Lines Ltd.                         104,363
                                                                                                                     --------------
                                                                                                                            294,706
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              124,316      Singapore Press Holdings Ltd.                     415,455
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.0%         15,194      Singapore Petroleum Co., Ltd.                      74,621
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             117,152      Ascendas Real Estate Investment Trust             202,566
                   (REITs) - 0.1%                             38,000      Capita Commercial Trust                            61,288
                                                              76,000      CapitaMall Trust                                  190,490
                                                                                                                     --------------
                                                                                                                            454,344
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                  121,000      Allgreen Properties Ltd.                          108,126
                   Development - 0.2%                        144,833      CapitaLand Ltd.                                   668,161
                                                              46,535      City Developments Ltd.                            372,564
                                                              39,182      Keppel Land Ltd.                                  157,986
                                                              20,457      UOL Group Ltd.                                     57,368
                                                              48,110      Wing Tai Holdings Ltd.                             76,545
                                                               8,000      Yanlord Land Group Ltd.                            12,380
                                                                                                                     --------------
                                                                                                                          1,453,130
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                         89,816      ComfortDelgro Corp. Ltd.                          118,758
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors           88,100      Noble Group Ltd.                                  140,811
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore               11,590,002
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.2%       Airlines - 0.0%                            40,744      Iberia Lineas Aereas de Espana                    177,537
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                       13,102      Zeltia SA                                          95,771
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.7%                   284,815      Banco Bilbao Vizcaya Argentaria SA              6,272,666
                                                              39,698      Banco de Sabadell SA                              435,581
                                                              72,341      Banco Popular Espanol SA                        1,313,401
                                                             471,369      Banco Santander SA                              9,391,511
                                                               7,062      Bankinter SA                                      112,049
                                                                                                                     --------------
                                                                                                                         17,525,208
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.3%          17,027      ACS Actividades de Construccion y
                                                                          Servicios, SA                                     969,615
                                                               2,287      Acciona SA                                        612,541
                                                               3,344      Fomento de Construcciones y Contratas SA          220,149
                                                               5,895      Grupo Ferrovial SA                                428,018
                                                               5,917      Sacyr Vallehermoso SA                             205,513
                                                                                                                     --------------
                                                                                                                          2,435,836
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      49,638      Criteria Caixacorp. SA                            340,893
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             325,558      Telefonica SA                              $    9,354,376
                   Services - 0.9%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%                  66,924      Iberdrola Renovables (a)                          465,946
                                                             265,599      Iberdrola SA                                    4,117,995
                                                               7,795      Red Electrica de Espana                           477,242
                                                               8,419      Union Fenosa SA                                   565,821
                                                                                                                     --------------
                                                                                                                          5,627,004
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%                13,759      Gamesa Corp. Tecnologica SA                       627,769
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                       15,448      Enagas                                            461,677
                                                               9,023      Gas Natural SDG SA                                558,124
                                                                                                                     --------------
                                                                                                                          1,019,801
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                         11,124      Indra Sistemas SA                                 320,332
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                           39,618      Corp. Mapfre SA                                   198,900
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                            6,923      Zardoya Otis SA                                   192,363
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                                7,945      Antena 3 de Television SA                         109,126
                                                              10,684      Gestevision Telecinco SA                          217,421
                                                               4,647      Promotora de Informaciones SA                      69,990
                                                               3,614      Sogecable SA (a)                                  158,445
                                                                                                                     --------------
                                                                                                                            554,982
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                     12,208      Acerinox SA                                       338,442
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.2%         61,698      Repsol YPF SA                                   2,129,297
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    17,625      Inditex SA                                        979,182
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.1%       18,746      Abertis Infraestructuras SA                       610,848
                                                              20,706      Cintra Concesiones de Infraestructuras
                                                                          de Transporte SA                                  306,303
                                                                                                                     --------------
                                                                                                                            917,151
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                   42,834,844
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%      Building Products - 0.1%                   24,777      Assa Abloy AB Series B                            449,308
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.0%                      4,638      D Carnegie AB                                      78,057
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                    14,000      ForeningsSparbanken AB                            392,302
                                                             160,951      Nordea Bank AB                                  2,608,545
                                                              38,653      Skandinaviska Enskilda Banken AB Class A        1,011,561
                                                              38,412      Svenska Handelsbanken Class A                   1,118,385
                                                                                                                     --------------
                                                                                                                          5,130,793
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                      23,048      Securitas AB                                      304,496
                   Supplies - 0.0%                            21,498      Securitas Systems AB                               62,593
                                                                                                                     --------------
                                                                                                                            367,089
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.2%         1,150,446      Telefonaktiebolaget LM Ericsson                 2,257,580
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          29,805      Skanska AB Class B                                596,918
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      18,000      Investor AB                                       405,177
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication              27,266      Tele2 AB                                          515,094
                   Services - 0.2%                           172,701      TeliaSonera AB                                  1,386,410
                                                                                                                     --------------
                                                                                                                          1,901,504
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%                20      Axfood AB                                             712
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     6,149      Elekta AB                                         106,073
                   Supplies - 0.1%                               607      Getinge AB (a)                                     15,783

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              11,520      Getinge AB Class B                         $      298,574
                                                                                                                     --------------
                                                                                                                            420,430
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                  21,644      Electrolux AB                                     355,157
                                                              19,458      Husqvarna AB                                      234,144
                                                                                                                     --------------
                                                                                                                            589,301
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.6%                            7,492      Alfa Laval AB                                     455,180
                                                              26,774      Atlas Copco AB                                    420,185
                                                              52,454      Atlat Copco AB                                    896,031
                                                              35,213      SKB AB                                            708,189
                                                              75,696      Sandvik AB                                      1,315,350
                                                              28,001      Scania AB                                         587,885
                                                               6,144      Trelleborg AB Class B                             122,532
                                                             118,967      Volvo AB A Shares                               1,793,284
                                                                                                                     --------------
                                                                                                                          6,298,636
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                               13,690      Eniro AB                                           99,533
                                                               3,374      Modern Times Group AB                             235,084
                                                                                                                     --------------
                                                                                                                            334,617
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                     23,221      Boliden AB                                        247,184
                                                               2,320      Hoganas AB                                         55,151
                                                              14,718      SSAB Svenskt Stal AB Series A                     413,660
                                                               4,250      SSAB Svenskt Stal AB Series B                     109,078
                                                                                                                     --------------
                                                                                                                            825,073
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -              15,302      Lundin Petroleum AB (a)                           207,955
                   0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%              6,221      Billerud AB                                        70,671
                                                               2,345      Holmen AB Class B                                  81,102
                                                              44,190      Svenska Cellulosa AB                              805,064
                                                                                                                     --------------
                                                                                                                            956,837
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    3,627      Castellum AB                                       44,255
                   Development - 0.0%                          3,391      Fabege AB                                          36,239
                                                               4,626      Kungsleden AB                                      57,418
                                                               3,527      Wihlborgs Fastigheter AB                           80,579
                                                                                                                     --------------
                                                                                                                            218,491
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                    37,980      Hennes & Mauritz AB B Shares                    2,333,061
                                                               3,979      Nobia AB                                           34,320
                                                                                                                     --------------
                                                                                                                          2,367,381
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                             21,150      Swedish Match AB                                  460,955
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                  2,205      Millicom International Cellular SA (a)(b)         210,041
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                  24,076,855
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland        Auto Components - 0.0%                        218      Rieter Holding AG                                  83,416
- 7.1%             ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                        7,572      Actelion Ltd. (a)                                 412,873
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                    3,184      Geberit AG                                        474,506
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 1.0%                     85,406      Credit Suisse Group                             4,347,269
                                                               2,124      EFG International AG                               72,718
                                                               8,337      Julius Baer Holding AG Class B                    614,508
                                                             169,536      UBS AG                                          4,926,804
                                                                                                                     --------------
                                                                                                                          9,961,299
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                            6,199      Ciba Specialty Chemicals AG
                                                                          Registered Shares                                 226,088

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 579      Givaudan SA                                $      572,820
                                                               8,619      Syngenta AG                                     2,525,555
                                                                                                                     --------------
                                                                                                                          3,324,463
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.1%      10,409      Adecco SA Registered Shares                       601,104
                                                                 372      SGS SA                                            534,907
                                                                                                                     --------------
                                                                                                                          1,136,011
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%             13,618      Logitech International SA (a)                     344,735
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%              16,951      Holcim Ltd.                                     1,780,273
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%         838      Pargesa Holding SA                                 93,411
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication               1,783      Swisscom AG                                       610,881
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.5%               177,312      ABB Ltd.                                        4,759,982
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments          4,145      Kudelski SA                                        60,854
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.6%                           46      Lindt & Spruengli AG                              152,855
                                                              31,881      Nestle SA Registered Shares                    15,930,869
                                                                                                                     --------------
                                                                                                                         16,083,724
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     1,995      Nobel Biocare Holding AG                          464,047
                   Supplies - 0.2%                             3,914      Sonova Holding AG                                 359,043
                                                                 806      Straumann Holding AG Registered Shares            230,089
                                                               4,442      Synthes, Inc.                                     621,281
                                                                                                                     --------------
                                                                                                                          1,674,460
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.0%           77      Kuoni Reisen Holding AG
                                                                          Registered Shares                                  42,761
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                            2,643      Swiss Life Holding                                734,536
                                                              28,875      Swiss Reinsurance Co. Registered Shares         2,522,310
                                                              11,954      Zurich Financial Services AG                    3,764,589
                                                                                                                     --------------
                                                                                                                          7,021,435
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools & Services - 0.0%       3,604      Lonza Group AG Registered Shares                  477,945
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            3,290      Schindler Holding AG                              246,477
                                                                 263      Sulzer AG                                         347,718
                                                                                                                     --------------
                                                                                                                            594,195
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                               4,178      Kuehne & Nagel International AG                   417,968
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 2.0%                    188,673      Novartis AG Registered Shares                   9,670,180
                                                              56,440      Roche Holding AG                               10,621,927
                                                                                                                     --------------
                                                                                                                         20,292,107
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                    1,632      PSP Swiss Property AG                             110,186
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor                611      OC Oerlikon Corp. AG (a)                          215,028
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 42,174      Compagnie Financiere Richemont AG               2,365,413
                   Goods - 0.3%
                                                               2,557      The Swatch Group Ltd. Bearer Shares               683,600
                                                               2,944      The Swatch Group Ltd. Registered Shares           151,187
                                                                                                                     --------------
                                                                                                                          3,200,200
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland             73,172,713
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Aerospace & Defense - 0.4%                273,317      BAE Systems Plc                                 2,632,168
- 20.8%                                                       77,230      Cobham Plc                                        306,547
                                                              59,138      Meggitt Plc                                       323,641

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             150,715      Rolls-Royce Group Plc                      $    1,205,433
                                                          12,757,696      Rolls-Royce Group Plc (a)                          25,319
                                                                                                                     --------------
                                                                                                                          4,493,108
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                            45,746      British Airways Plc (a)                           212,674
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                     57,282      GKN Plc                                           345,884
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.7%                          206,004      Diageo Plc                                      4,153,850
                                                              70,350      SABMiller Plc                                   1,541,398
                                                              67,042      Scottish & Newcastle Plc                        1,051,128
                                                                                                                     --------------
                                                                                                                          6,746,376
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                     30,830      3i Group Plc                                      507,847
                                                               5,956      Close Brothers Group Plc                           72,933
                                                              43,632      ICAP Plc                                          492,719
                                                              23,724      Investec Plc                                      159,378
                                                             140,623      Man Group Plc                                   1,547,531
                                                               5,506      Schroders Plc                                     102,499
                                                               6,844      Tullett Prebon Plc                                 64,688
                                                                                                                     --------------
                                                                                                                          2,947,595
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                           16,619      Johnson Matthey Plc                               661,303
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 3.4%                    13,949      Alliance & Leicester Plc                          143,540
                                                             528,939      Barclays Plc                                    4,755,381
                                                             299,467      HBOS Plc                                        3,328,270
                                                             928,837      HSBC Holdings Plc                              15,300,270
                                                             452,286      Lloyds TSB Group Plc                            4,048,286
                                                             797,582      Royal Bank of Scotland Group Plc                5,338,372
                                                              52,308      Standard Chartered Plc                          1,787,651
                                                                                                                     --------------
                                                                                                                         34,701,770
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services & Supplies - 0.3%      14,170      Aggreko Plc                                       181,530
                                                              22,994      Biffa Plc                                         159,151
                                                              43,059      Capita Group  Plc                                 579,823
                                                               3,234      Davis Service Group Plc                            31,706
                                                               5,469      De La Rue Plc                                      96,221
                                                              73,179      Experian Group Ltd.                               533,008
                                                              85,029      Group 4 Securicor Plc                             384,332
                                                              87,373      Hays Plc                                          198,114
                                                               5,533      Intertek Group Plc                                113,324
                                                             132,545      Rentokil Initial Plc                              255,820
                                                              45,013      Serco Group Plc                                   405,355
                                                                                                                     --------------
                                                                                                                          2,938,384
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%          26,651      Amec Plc                                          382,678
                                                              27,395      Balfour Beatty Plc                                256,079
                                                                                                                     --------------
                                                                                                                            638,757
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.0%                    13,293      Cattles Plc                                        61,074
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%              49,785      Rexam Plc                                         421,404
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                        27,120      Inchcape Plc                                      216,370
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial Services - 0.0%      12,046      London Stock Exchange Group Plc                   288,796
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             646,316      BT Group Plc                                    2,786,674
                   Services - 0.3%                           194,829      Cable & Wireless Plc                              575,745
                                                                                                                     --------------
                                                                                                                          3,362,419
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.3%                  76,280      British Energy Group Plc                          987,808

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              68,936      Scottish & Southern Energy Plc             $    1,920,855
                                                                                                                     --------------
                                                                                                                          2,908,663
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment & Instruments         16,356      Electrocomponents Plc                              58,997
                   - 0.0%                                      4,545      Premier Farnell Plc                                16,078
                                                                                                                     --------------
                                                                                                                             75,075
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.6%           123,002      J Sainsbury Plc                                   837,313
                                                             619,288      Tesco Plc                                       4,658,149
                                                              94,359      William Morrison Supermarkets Plc                 513,584
                                                                                                                     --------------
                                                                                                                          6,009,046
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%                       13,439      Associated British Foods Plc                      233,376
                                                             164,111      Cadbury Schweppes Plc                           1,802,755
                                                              34,772      Tate & Lyle Plc                                   372,653
                                                             103,912      Unilever Plc                                    3,503,810
                                                                                                                     --------------
                                                                                                                          5,912,594
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                     3,452      SSL International Plc                              31,069
                   Supplies - 0.1%                            71,592      Smith & Nephew Plc                                946,992
                                                                                                                     --------------
                                                                                                                            978,061
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure - 0.4%       13,315      Carnival Plc                                      528,774
                                                             153,268      Compass Group Plc                                 980,225
                                                              41,391      Enterprise Inns Plc                               329,612
                                                              19,474      Intercontinental Hotels Group Plc                 293,731
                                                              48,178      Ladbrokes Plc                                     297,605
                                                              32,230      Mitchells & Butlers Plc                           219,400
                                                             124,053      PartyGaming Plc (a)                                51,087
                                                              21,388      Punch Taverns Plc                                 228,792
                                                              51,681      Rank Group Plc                                     90,516
                                                              39,184      TUI Travel Plc                                    200,442
                                                              28,091      Thomas Cook Group Plc                             161,676
                                                              15,737      Whitbread Plc                                     364,480
                                                              24,638      William Hill Plc                                  183,732
                                                                                                                     --------------
                                                                                                                          3,930,072
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%                  23,974      Barratt Developments  Plc                         196,742
                                                               3,735      Berkeley Group Holdings Plc                        82,577
                                                               8,861      Bovis Homes Group Plc                             106,570
                                                              22,915      Persimmon Plc                                     347,907
                                                              90,344      Taylor Wimpey Plc                                 336,188
                                                                                                                     --------------
                                                                                                                          1,069,984
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.3%                  47,701      Reckitt Benckiser Plc                           2,642,219
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                        113,156      LogicaCMG Plc                                     237,487
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &             117,792      International Power Plc                           930,423
                   Energy Traders - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%            13,626      Cookson Group Plc                                 179,563
                                                              26,960      Smiths Group Plc                                  502,955
                                                              73,165      Tomkins Plc                                       259,556
                                                                                                                     --------------
                                                                                                                            942,074
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                          203,278      Aviva Plc                                       2,491,201
                                                             146,009      Friends Provident Plc                             358,162
                                                             507,054      Legal & General Group Plc                       1,271,987
                                                             410,357      Old Mutual Plc                                    899,924
                                                             199,349      Prudential Plc                                  2,632,956

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              58,392      Resolution Plc                             $      793,247
                                                             228,844      Royal & Sun Alliance Insurance Group              584,520
                                                             159,085      Standard Life Plc                                 777,476
                                                                                                                     --------------
                                                                                                                          9,809,473
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%           69,807      Home Retail Group                                 361,940
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                            7,558      Charter Plc (a)                                   127,499
                                                               9,477      FKI Plc                                            13,119
                                                              24,844      IMI Plc                                           224,221
                                                              69,841      Invensys Plc                                      311,871
                                                                                                                     --------------
                                                                                                                            676,710
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.6%                               89,245      British Sky Broadcasting Plc                      985,668
                                                              24,362      Daily Mail & General Trust                        208,992
                                                             263,639      ITV Plc                                           331,203
                                                              62,564      Pearson Plc                                       846,198
                                                              91,400      Reed Elsevier Plc                               1,162,748
                                                              95,285      Reuters Group Plc                               1,096,817
                                                              21,093      Trinity Mirror Plc                                123,493
                                                              15,334      United Business Media Plc                         164,031
                                                              89,852      WPP Group Plc                                   1,071,726
                                                              62,677      Yell Group Plc                                    191,562
                                                                                                                     --------------
                                                                                                                          6,182,438
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 2.4%                    104,240      Anglo American Plc                              6,264,289
                                                              15,153      Antofagasta Plc                                   210,813
                                                             179,801      BHP Billiton Plc                                5,334,759
                                                               7,949      Kazakhmys Plc                                     251,941
                                                               6,695      Lonmin Plc                                        408,049
                                                              78,321      Rio Tinto Plc Registered Shares                 8,134,118
                                                               5,721      Vedanta Resources Plc Wi                          237,982
                                                              49,028      Xstrata Plc                                     3,431,872
                                                                                                                     --------------
                                                                                                                         24,273,823
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.5%                    287,007      Centrica Plc                                    1,698,848
                                                             206,184      National Grid Plc                               2,829,623
                                                              69,125      United Utilities Plc                              947,284
                                                                                                                     --------------
                                                                                                                          5,475,755
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                   140,509      Marks & Spencer Group Plc                       1,079,884
                                                              15,841      Next Plc                                          358,086
                                                                                                                     --------------
                                                                                                                          1,437,970
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 3.8%        268,042      BG Group Plc                                    6,208,050
                                                           1,498,607      BP Plc                                         15,227,872
                                                             281,380      Royal Dutch Shell Plc                           9,700,063
                                                             215,782      Royal Dutch Shell Plc Class B                   7,263,109
                                                              56,533      Tullow Oil Plc                                    741,065
                                                                                                                     --------------
                                                                                                                         39,140,159
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%             29,576      Mondi Plc                                         245,356
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.4%                    115,766      AstraZeneca Plc                                 4,328,560
                                                             432,146      GlaxoSmithKline Plc                             9,142,589
                                                              24,678      Shire Plc                                         476,790
                                                                                                                     --------------
                                                                                                                         13,947,939
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              40,536      British Land Co. Plc                              738,122
                   (REITs) - 0.3%                              7,817      Brixton Plc                                        51,196

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               4,417      Great Portland Estates Plc                 $       46,417
                                                              23,106      Hammerson Plc                                     510,848
                                                              37,659      Land Securities Group Plc                       1,127,819
                                                              20,193      Liberty International Plc                         390,940
                                                              35,377      Segro Plc                                         356,670
                                                                                                                     --------------
                                                                                                                          3,222,012
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                         11,409      Arriva Plc                                        155,329
                                                              34,713      Firstgroup Plc                                    388,211
                                                              12,431      National Express Group Plc                        247,944
                                                              40,760      Stagecoach Group Plc                              195,763
                                                                                                                     --------------
                                                                                                                            987,247
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor            107,359      ARM Holdings Plc                                  187,501
                   Equipment - 0.0%                           12,024      CSR Plc (a)                                        77,794
                                                                                                                     --------------
                                                                                                                            265,295
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                            40,491      Misys Plc                                         111,299
                                                              95,188      Sage Group Plc                                    355,347
                                                                                                                     --------------
                                                                                                                            466,646
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                    32,874      The Carphone Warehouse Plc                        185,943
                                                             133,748      DSG International Plc                             168,555
                                                              23,135      Galiform Plc (a)                                   36,387
                                                              44,269      Kesa Electricals Plc                              180,768
                                                             181,323      Kingfisher Plc                                    475,016
                                                              84,123      Signet Group Plc                                  103,094
                                                                                                                     --------------
                                                                                                                          1,149,763
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                 34,900      Burberry Group Plc                                312,034
                   Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.7%                            118,505      British American Tobacco Plc                    4,447,436
                                                              52,465      Imperial Tobacco Group Plc                      2,413,596
                                                                                                                     --------------
                                                                                                                          6,861,032
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies & Distributors           30,014      Bunzl Plc                                         422,627
                   - 0.1%                                      6,188      Travis Perkins Plc                                131,652
                                                              57,619      Wolseley Plc                                      606,070
                                                                                                                     --------------
                                                                                                                          1,160,349
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure - 0.0%       31,825      BBA Aviation Plc                                   95,057
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.1%                     18,600      Severn Trent Plc                                  523,814
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication              4,169,107      Vodafone Group Plc                             12,485,725
                   Services - 1.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the
                                                                          United Kingdom                                212,752,149
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $789,051,293) - 95.7%                 980,039,605
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States                                                121,830      iShares MSCI EAFE Index Fund                    8,759,577
- 0.8%             ----------------------------------------------------------------------------------------------------------------
                                                                          Total Exchange-Traded Funds
                                                                          (Cost - $8,349,814) - 0.8%                      8,759,577
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%     Automobiles - 0.1%                          8,197      Volkswagen AG, 4.35%                            1,362,047
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%                  14,710      Henkel KGaA, 1.75%                                679,984
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                                   Shares      Preferred Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                                4,674      ProSieben SAT.1 Media AG, 2.24%            $      101,094
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                      2,409      RWE AG, 3.50%                                     228,536
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Preferred Stocks
                                                                          (Cost - $1,172,029) - 0.2%                      2,371,661
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Rights
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%       Metals & Mining - 0.0%                      7,000      Dowa Mining Co., Ltd. (c)                               0
                   ----------------------------------------------------------------------------------------------------------------
                                                                          Total Rights (Cost - $0) - 0.0%                         0
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest
                                                               (000)      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD      9,950      BlackRock Liquidity Series, LLC
                                                                          Cash Sweep Series, 2.92% (d)(e)                 9,949,707
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $9,949,707) - 1.0%                      9,949,707
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $808,522,843*) - 97.7%
                                                                                                                      1,001,120,550
                                                                          Other Assets Less Liabilities - 2.3%           23,188,351
                                                                                                                     --------------
                                                                          Net Assets - 100.0%                        $1,024,308,901
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 821,464,333
                                                                  =============
      Gross unrealized appreciation                               $ 224,116,374
      Gross unrealized depreciation                                 (44,460,157)
                                                                  -------------
      Net unrealized appreciation                                 $ 179,656,217
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   The rights may be exercised until January 29, 2010.
(d)   Represents the current yield as of March 31, 2008.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                              Net
                                                            Activity    Interest
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series    $ (3,580)   $ 139,589
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts purchased as of March 31, 2008 are as follows:

      -----------------------------------------------------------------------------------------------------------------
                                                                                                           Unrealized
                                                                       Expiration          Face           Appreciation
      Contracts                 Issue                 Exchange            Date            Value          (Depreciation)
      -----------------------------------------------------------------------------------------------------------------
            7            Hang Seng Index Future       Hong Kong        April 2008      $  1,010,685        $  7,027
           47           OMX Stock Index Future        Stockholm        April 2008      $    719,317          16,510
            2            CAC40 10 Euro Future           MATIF          June 2008       $    143,141           2,231
          276              DJ Euro Stoxx 50             Eurex          June 2008       $ 15,206,941         257,355
           45           FTSE 100 Index Future           LIFFE          June 2008       $  5,005,860          92,330
           13            SPI 200 Index Future           Sydney         June 2008       $  1,587,291          15,418
           45             TOPIX Index Future            Tokyo          June 2008       $  5,538,008         (50,698)
      -----------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                  $340,173
                                                                                                           ========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments as of March 31, 2008 (Unaudited)

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                     Settlement    Appreciation
      Currency Purchased           Currency Sold        Date      (Depreciation)
      --------------------------------------------------------------------------
      AUD          452,150      USD        400,448    5/15/2008    $    10,335
      AUD        1,545,000      USD      1,382,867    5/15/2008         20,780
      CHF          701,300      USD        639,092    5/15/2008         67,166
      CHF        1,525,000      USD      1,388,325    5/15/2008        147,456
      DKK          643,800      USD        124,552    5/15/2008         11,478
      DKK          750,000      USD        146,644    5/15/2008         11,826
      EUR        3,787,500      USD      5,509,410    5/15/2008        459,250
      EUR        2,000,000      USD      2,893,490    5/15/2008        258,277
      GBP          999,100      USD      1,941,361    5/15/2008         34,652
      GBP        1,000,000      USD      1,935,026    5/15/2008         42,767
      HKD        4,010,000      USD        515,253    5/15/2008            705
      HKD           20,000      USD          2,569    5/15/2008              4
      JPY      357,270,000      USD      3,348,497    5/15/2008        245,527
      JPY      306,500,000      USD      2,871,459    5/15/2008        211,835
      NOK        1,230,500      USD        222,986    5/15/2008         17,703
      NOK          820,000      USD        147,308    5/15/2008         13,086
      NZD           55,000      USD         43,457    5/15/2008           (556)
      SEK        2,626,642      USD        406,869    5/15/2008         34,121
      SGD          287,000      USD        204,006    5/15/2008          4,934
      SEK        1,230,000      USD        188,930    5/18/2008         17,538
      USD          592,260      AUD        644,000    5/15/2008          7,177
      USD          864,761      AUD        951,000    5/15/2008            769
      USD        1,413,021      CHF      1,529,000    5/15/2008       (126,788)
      USD          229,749      CHF        236,000    5/15/2008         (7,920)
      USD          104,764      DKK        530,000    5/15/2008         (7,222)
      USD          172,987      DKK        863,800    5/15/2008         (9,528)
      USD        1,280,331      EUR        844,000    5/15/2008        (49,715)
      USD        1,466,198      EUR        997,000    5/15/2008       (104,958)
      USD        1,217,483      GBP        620,000    5/15/2008         (8,749)
      USD           11,708      GBP          6,000    5/15/2008           (159)
      USD           21,837      HKD        170,000    5/15/2008            (37)
      USD          495,743      HKD      3,860,000    5/15/2008           (915)
      USD        2,812,528      JPY    282,400,000    5/15/2008        (28,328)
      USD        2,271,430      JPY    243,200,000    5/15/2008       (175,085)
      USD          208,100      NOK      1,100,500    5/15/2008         (7,161)
      USD          177,608      NOK        950,000    5/15/2008         (8,215)
      USD              772      NZD          1,000    5/15/2008             (8)
      USD           42,615      NZD         54,000    5/15/2008            494
      USD           81,934      SEK        500,000    5/15/2008         (2,012)
      USD          386,114      SEK      2,440,000    5/15/2008        (23,541)
      USD          204,175      SGD        287,000    5/15/2008         (4,765)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net                                     $ 1,052,218
                                                                   ===========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments as of March 31, 2008 (Unaudited)

o     Currency Abbreviations:

      AUD   Australian Dollar
      CHF   Swiss Franc
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      SEK   Swedish Krona
      SGD   Singapore Dollar
      USD   U.S. Dollar

Master International Index Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master International Index Series of the Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                    $   990,719,646         $ 1,392,391
Level 2                                         10,375,585                   0
Level 3                                             25,319                   0
--------------------------------------------------------------------------------
Total                                      $ 1,001,120,550         $ 1,392,391
================================================================================
*Other financial instruments are derivative instruments such as futures and forward foreign currency contracts.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

--------------------------------------------------------------------------------
                                                                  Investments in
                                                                    Securities
--------------------------------------------------------------------------------
Balance, as of December 31, 2007                                           0
Accrued discounts/premiums                                                 0
Realized gain (loss)                                                $    (63)
Change in unrealized appreciation (depreciation)                           0
Net purchases (sales)                                                 25,382
Net transfers in/out of Level 3                                            0
--------------------------------------------------------------------------------
Balance, as of March 31, 2008                                       $ 25,319
================================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 22, 2008